Redeemable Convertible Preferred Shares - Summary of Redeemable Convertible Preferred Shares (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Temporary Equity [Line Items]
Repurchase of preferred shares	$ (14,319)	$ (1,287)	$ (59,082)
Converted to common shares upon IPO
Initial Public Offering [Member]
Temporary Equity [Line Items]
Converted to common shares upon IPO			470,759
Series E Tranche 1 Preferred Shares [Member]
Temporary Equity [Line Items]
BCF upon Series E	52,377
Series D Preferred Stock [Member]
Temporary Equity [Line Items]
Accretion of Series D to convertible redeemable preferred shares redemption value			1,870
Accretion of Series E to convertible redeemable preferred shares redemption value			(1,870)
Convertible Redeemable Preferred Shares [Member] | Series E Tranche 1 Preferred Shares [Member]
Temporary Equity [Line Items]
Beginning balance
Addition			275,314
Exercise of Series E subsequent sale rights			28,568
BCF upon Series E			(53,486)
Amortisation of BCF of Series E			4,139
Accretion of Series E to convertible redeemable preferred shares redemption value			12,754
Acceleration of amortization of BCF of Series E upon IPO			49,346
Converted to common shares upon IPO			(344,031)
Ending balance
Convertible Redeemable Preferred Shares [Member] | Series E Tranche 1 Preferred Shares [Member] | Initial Public Offering [Member]
Temporary Equity [Line Items]
Deemed dividend to preferred shareholders upon IPO			27,396
Convertible Redeemable Preferred Shares [Member] | Series D Preferred Stock [Member]
Temporary Equity [Line Items]
Beginning balance			40,290	35,990
Deemed dividend to preferred shareholders upon IPO			279
Accretion of Series D to convertible redeemable preferred shares redemption value			1,870	4,300
Repurchase of preferred shares			(15,003)
Ending balance				40,290
Convertible Redeemable Preferred Shares [Member] | Series D Preferred Stock [Member] | Initial Public Offering [Member]
Temporary Equity [Line Items]
Deemed dividend to preferred shareholders upon IPO			4,008
Converted to common shares upon IPO			$ (31,444)